Prospectus Supplement

John Hancock Variable Insurance Trust

Small Cap Stock Trust (the fund)

Supplement dated March 28, 2023 to the current Prospectus, as may be supplemented (the Prospectus)

Effective immediately, John V. Schneider, CFA, no longer serves as a portfolio manager of the fund. Accordingly, effective immediately, all references to Mr. Schneider are removed from the Prospectus.

Ranjit Ramachandran, CFA will continue to serve as portfolio manager of the fund and is primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Variable Insurance Trust

Small Cap Stock Trust (the fund)

Supplement dated March 28, 2023 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective immediately, John V. Schneider, CFA, no longer serves as a portfolio manager of the fund. Accordingly, effective immediately, all references to Mr. Schneider are removed from the SAI.

Ranjit Ramachandran, CFA will continue to serve as portfolio manager of the fund and is primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the SAI and retain it for your future reference.